UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000
Fax: (414) 299-2466

June 9, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:	The Giant 5 Funds Trust Registration Nos. 333-129930; 811-21836 Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940 , as amended, is the Funds’ Form N-CSR for the annual period ended March 31, 2008.

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Wade C. DeArmond
Wade C. DeArmond
Associate Legal Counsel